Commitments, contingencies and guarantees (Tables)	12 Months Ended
Mar. 31, 2018
Commitments, contingencies and guarantees
Commitments outstanding

	Millions of yen
	March 31
	2017	2018
Commitments to extend credit	¥1,010,257	¥965,942
Commitments to invest	15,194	13,273

Maturity schedule of commitments

	Millions of yen
	Total contractual amount	Years to maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥965,942	¥356,439	¥116,478	¥158,314	¥334,711
Commitments to invest	13,273	235	77	294	12,667

Maturity schedule of purchase obligations

	Millions of yen
	Total	Years of payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Purchase obligations	¥44,192	¥26,386	¥7,006	¥5,567	¥4,158	¥759	¥316

Information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	March 31
	2017		2018
	Carrying value	Maximum potential payout / Notional total	Carrying value	Maximum potential payout / Notional total
Derivative contracts(1)(2)	¥4,501,962	¥209,982,338	¥4,023,893	¥260,885,770
Standby letters of credit and other guarantees(3)	900	8,604	92	5,189

(1)	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from derivative contracts.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)	The amounts of collaterals held in connection with standby letters of credit and other guarantees as of March 31, 2017 and March 31, 2018 was ¥5,656 million and ¥2,559 million, respectively.

Maturity information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	Carrying value	Maximum potential payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥4,023,893	¥260,885,770	¥105,602,334	¥57,287,663	¥31,213,355	¥66,782,418
Standby letters of credit and other guarantees	92	5,189	1,155	320	—	3,714